Long-Term Debt (Uncommitted Funding Facilities) (Details) (Uncommitted Funding Facilities [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding	$ 7,000,000,000	$ 7,400,000,000
Unused capacity	2,700,000,000	3,900,000,000
Total capacity	9,700,000,000	11,300,000,000
Bank Funding Member | Secured Debt [Member]
Debt Instrument [Line Items]
Outstanding	4,800,000,000	5,400,000,000
Unused capacity	2,200,000,000	3,200,000,000
Total capacity	7,000,000,000	8,600,000,000
Bank Funding Member | Federal Reserve Bank Advances [Member] | Secured Debt [Member] | North American Automotive Finance Operations [Member]
Debt Instrument [Line Items]
Outstanding	0	0
Unused capacity	1,800,000,000	3,200,000,000
Total capacity	1,800,000,000	3,200,000,000
Bank Funding Member | Federal Home Loan Bank Advances [Member] | Secured Debt [Member] | North American Automotive Finance Operations [Member]
Debt Instrument [Line Items]
Outstanding	4,800,000,000	5,400,000,000
Unused capacity	400,000,000	0
Total capacity	5,200,000,000	5,400,000,000
Nonbank Funding [Member]
Debt Instrument [Line Items]
Outstanding	2,200,000,000	2,000,000,000
Unused capacity	500,000,000	700,000,000
Total capacity	2,700,000,000	2,700,000,000
Nonbank Funding [Member] | Secured Debt [Member] | International Businesses [Member]
Debt Instrument [Line Items]
Outstanding	100,000,000	100,000,000
Unused capacity	100,000,000	100,000,000
Total capacity	200,000,000	200,000,000
Nonbank Funding [Member] | Secured Debt [Member] | Mortgage Operations [Member]
Debt Instrument [Line Items]
Outstanding	0	0
Unused capacity	0	100,000,000
Total capacity	0	100,000,000
Nonbank Funding [Member] | Unsecured Debt [Member] | International Businesses [Member]
Debt Instrument [Line Items]
Outstanding	2,100,000,000	1,900,000,000
Unused capacity	400,000,000	500,000,000
Total capacity	$ 2,500,000,000	$ 2,400,000,000